Investments in associates and joint ventures (Details 4) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Investments In Associates And Joint Ventures
Balance at beginning of year	R$ 1,232,646	R$ 1,094,985	R$ 1,049,510
Additions / disposals (net) due to change in the scope of consolidation	(11,604)	(739)	(41,851)
Additions /disposals	103,500	13,746	13,571
Add / Lower	(809)
Share of results of entities accounted for using the equity method	199,179	144,184	112,293
Dividends proposed/received	(125,732)	(66,878)	(59,784)
Adjustment to market value	(26,355)
Others		47,348	21,246
Balance at end of year	1,370,825	1,232,646	1,094,985
Significant Influence of Banco Santander
Balance at beginning of year			21,252
Share of results of entities accounted for using the equity method			(33)
Dividends proposed/received			(239)
Alienation	356,745		(20,980)
Balance at end of year	R$ 356,745